U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

     The Benchmark Funds
     4900 Sears Tower
     Chicago, IL  60606

2. Name of each series or class of funds for which this notice is filed:

     Diversified Assets Portfolio
     Tax-Exempt Portfolio
     Government Portfolio
     Government Select Portfolio
     Focused Growth Portfolio
     Diversified Growth Portfolio
     Equity Index Portfolio
     Small Company Index Portfolio
     U.S. Treasury Index Portfolio
     Short-Intermediate Bond Portfolio
     Bond Portfolio
     U.S. Government Securities Portfolio
     Balanced Portfolio
     International Bond Portfolio
     International Growth Portfolio
     Short Duration Portfolio


3.   Investment Company Act File Number:  811-3605

     Securities Act File Number:  2-80543

4.   Last day of fiscal year for which this notice is filed:

     November 30, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     N/A


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     Shares - 868,207,143
     Dollars - $939,361,950


9. Number and aggregate sale price of securities sold during the fiscal year:

     Fund                          Dollars          Shares
     ----                          -------          ------

     Diversified Assets Portfolio  $43,084,716,269  43,084,716,269
     Tax-Exempt Portfolio            5,729,794,245   5,729,794,245
     Government Portfolio           10,203,042,076  10,203,042,076
     Government Select Portfolio     3,588,011,084   3,588,011,084
     Focused Growth Portfolio           27,800,524       2,598,186
     Diversified Growth Portfolio       33,035,017       3,140,252
     Equity Index Portfolio            235,533,924      19,335,617
     Small Company Index Portfolio      17,309,301       1,495,245
     U.S. Treasury Index Portfolio      14,891,001         761,138
     Short-Intermediate Bond
       Portfolio                        84,244,546       4,158,719
     Bond Portfolio                     69,591,992       3,559,190
     U.S. Government Securities
       Portfolio                        58,845,263       2,967,920
     Balanced Portfolio                 10,694,980       1,053,875
     International Bond Portfolio        6,151,158         297,616
     International Growth Portfolio     63,159,660       6,481,056
     Short Duration Portfolio           48,728,412       4,868,640
                                   ---------------  --------------
     Total:                         63,275,549,452  62,656,281,128


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     Fund                          Dollars         Shares
     ----                          -------         ------

     Diversified Assets Portfolio  $43,084,716,269  43,084,716,269
     Tax-Exempt Portfolio            5,729,794,245   5,729,794,245
     Government Portfolio           10,203,042,076  10,203,042,076

     Government Select Portfolio     3,588,011,084   3,588,011,084
     Focused Growth Portfolio           27,800,524       2,598,186
     Diversified Growth Portfolio       33,035,017       3,140,252
     Equity Index Portfolio            235,533,924      19,335,617
     Small Company Index Portfolio      17,309,301       1,495,245
     U.S. Treasury Index Portfolio      14,891,001         761,138
     Short-Intermediate Bond
       Portfolio                        84,244,546       4,158,719
     Bond Portfolio                     69,591,992       3,559,190
     U.S. Government Securities
       Portfolio                        58,845,263       2,967,920
     Balanced Portfolio                 10,694,980       1,053,875
     International Bond Portfolio        6,151,158         297,616
     International Growth Portfolio     63,159,660       6,481,056
     Short Duration Portfolio           48,728,412       4,868,640
                                   ---------------  --------------
                                    63,275,549,452  62,656,281,128
     Less - Number and aggregate
     sale price of securities
     sold during the fiscal year
     in reliance on registration
     pursuant to Rule 24e-2            (35,749,365)    (33,101,264)
                                   ---------------  --------------
     Total:                        $63,239,800,087  62,623,179,864


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Fund                          Dollars         Shares
     ----                          -------         ------

     Diversified Assets Portfolio  $          0             0
     Tax-Exempt Portfolio                     0             0
     Government Portfolio                     0             0
     Government Select Portfolio              0             0
     Focused Growth Portfolio           100,076        10,008
     Diversified Growth Portfolio     1,264,779       128,274
     Equity Index Portfolio          13,748,932     1,180,797
     Small Company Index Portfolio    4,615,806       450,762
     U.S. Treasury Index Portfolio    1,395,369        70,076
     Short-Intermediate Bond
       Portfolio                      5,697,604       285,194
     Bond Portfolio                  13,775,495       699,727
     U.S. Government Securities
       Portfolio                      1,509,970        76,906
     Balanced Portfolio               1,179,493       114,390
     International Bond Portfolio     2,073,854        97,076
     International Growth Portfolio     961,819        96,956
     Short Duration Portfolio         3,721,719       388,501
                                     ----------     ---------
     Total:                          50,044,916     3,598,667

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):  $63,239,800,087
                                                  ---------------

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):      50,044,916
                                                  ---------------

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                       - 63,289,845,003**
                                                  ---------------

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                   -0-
                                                  ---------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):                         -0-
                                                  ---------------

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                          x 1/2900
                                                  ---------------

    (vii) Fee due (line (i) or line (v)
          multiplied by line (vi)):                     -0-
                                                  ---------------

Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
               See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).

                                                            [  ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
                              -----------------------------------

                              Scott M. Gilman, Treasurer
                              -----------------------------------

     Dated:  January 29, 1996
           ------------------------


     *Please print the name and title of the signing officer below the signature.





**                            Price of           Number of
                              Shares             Shares
                              Redeemed or        Redeemed or
Fund                          Repurchased        Repurchased
----                          -----------        -----------

Diversified Assets Portfolio  ($43,366,307,522) (43,366,307,522)
Tax-Exempt Portfolio          (  5,779,215,029) ( 5,779,215,029)
Government Portfolio          ( 10,140,280,784) (10,140,280,784)
Government Select Portfolio   (  3,396,628,810) ( 3,396,628,810)
Focused Growth Portfolio      (     18,064,701) (     1,605,675)
Diversified Growth Portfolio  (     84,582,325) (     7,923,026)
Equity Index Portfolio        (    135,723,027) (    11,091,803)
Small Company Index Portfolio (     19,968,735) (     1,736,327)
U.S. Treasury Index Portfolio (     39,658,819) (     1,953,655)
Short-Intermediate Bond
  Portfolio                   (     34,344,924) (     1,714,034)
Bond Portfolio                (     87,044,891) (     4,487,689)
U.S. Government Securities
  Portfolio                   (     30,915,689) (     1,565,021)
Balanced Portfolio            (      9,974,751) (       959,166)
International Bond Portfolio  (      5,213,349) (       243,428)
International Growth Portfolio(     45,021,073) (     4,573,455)
Short Duration Portfolio      (     96,900,574) (     9,707,036)
                               ---------------- ----------------
Total:                        ( 63,289,845,003) (62,729,992,460)

*** Pursuant to Rule 24e-2, the registrant has the following number and amount of securities registered remaining as of January 29, 1996:

     Shares - 835,105,879
     Dollars - $903,612,585